Employee Benefit Plans (Stock Options Outstanding And Exercisable) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding | shares	95,015
Aggregate Intrinsic Value | $	$ 700
No. of Options Currently Exercisable | shares	19,750
Aggregate Intrinsic Value of Options Currently Exercisable | $	$ 219
Ranges Of Exercise Prices Twenty Five Point Zero To Twenty Nine Point Ninety Nine [Member] [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding | shares	1,250
Weighted-Average Exercise Price	$ 28.15
Weighted Average Remaining Contractual Life, Outstanding	3 years 3 months
Aggregate Intrinsic Value | $	$ 22
No. of Options Currently Exercisable | shares	1,250
Weighted-Average Exercise Price of Options Currently Exercisable	$ 28.15
Weighted Average Remaining Contractual Life, Exercisable	3 years 3 months
Aggregate Intrinsic Value of Options Currently Exercisable | $	$ 22
Ranges Of Exercise Prices Twenty Five Point Zero To Twenty Nine Point Ninety Nine [Member] [Domain] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 25.00
Ranges Of Exercise Prices Twenty Five Point Zero To Twenty Nine Point Ninety Nine [Member] [Domain] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 29.99
Ranges Of Exercise Prices Thirty Point Zero To Thirty Four Point Ninety Nine [Member] [Domain] [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding | shares	11,500
Weighted-Average Exercise Price	$ 31.38
Weighted Average Remaining Contractual Life, Outstanding	3 years 8 months
Aggregate Intrinsic Value | $	$ 164
No. of Options Currently Exercisable | shares	11,500
Weighted-Average Exercise Price of Options Currently Exercisable	$ 31.38
Weighted Average Remaining Contractual Life, Exercisable	3 years 8 months
Aggregate Intrinsic Value of Options Currently Exercisable | $	$ 164
Ranges Of Exercise Prices Thirty Point Zero To Thirty Four Point Ninety Nine [Member] [Domain] [Domain] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 30.00
Ranges Of Exercise Prices Thirty Point Zero To Thirty Four Point Ninety Nine [Member] [Domain] [Domain] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 34.99
Ranges Of Exercise Prices Thirty Five Point Zero To Thirty Nine Point Ninety Nine [Member] [Domain] [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding | shares	48,351
Weighted-Average Exercise Price	$ 36.04
Weighted Average Remaining Contractual Life, Outstanding	6 years 2 months
Aggregate Intrinsic Value | $	$ 464
No. of Options Currently Exercisable | shares	0
Weighted-Average Exercise Price of Options Currently Exercisable	$ 0.00
Aggregate Intrinsic Value of Options Currently Exercisable | $	$ 0
Ranges Of Exercise Prices Thirty Five Point Zero To Thirty Nine Point Ninety Nine [Member] [Domain] [Domain] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 35.00
Ranges Of Exercise Prices Thirty Five Point Zero To Thirty Nine Point Ninety Nine [Member] [Domain] [Domain] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 39.99
Ranges Of Exercise Prices Forty Point Zero To Forty Four Point Ninety Nine [Member] [Domain] [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding | shares	20,953
Weighted-Average Exercise Price	$ 43.24
Weighted Average Remaining Contractual Life, Outstanding	6 years 3 months
Aggregate Intrinsic Value | $	$ 50
No. of Options Currently Exercisable | shares	7,000
Weighted-Average Exercise Price of Options Currently Exercisable	$ 40.88
Weighted Average Remaining Contractual Life, Exercisable	2 years 3 months
Aggregate Intrinsic Value of Options Currently Exercisable | $	$ 33
Ranges Of Exercise Prices Forty Point Zero To Forty Four Point Ninety Nine [Member] [Domain] [Domain] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 40.00
Ranges Of Exercise Prices Forty Point Zero To Forty Four Point Ninety Nine [Member] [Domain] [Domain] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 44.99
Ranges Of Exercise Prices Forty Five Point Zero To Fifty Point Zero [Member] [Domain] [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding | shares	12,961
Weighted-Average Exercise Price	$ 46.61
Weighted Average Remaining Contractual Life, Outstanding	9 years 2 months
Aggregate Intrinsic Value | $	$ 0
No. of Options Currently Exercisable | shares	0
Weighted-Average Exercise Price of Options Currently Exercisable	$ 0.00
Aggregate Intrinsic Value of Options Currently Exercisable | $	$ 0
Ranges Of Exercise Prices Forty Five Point Zero To Fifty Point Zero [Member] [Domain] [Domain] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 45.00
Ranges Of Exercise Prices Forty Five Point Zero To Fifty Point Zero [Member] [Domain] [Domain] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 50.00